UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Family Office LLC
              ----------------------------------------------
Address:      40 West 57th Street, 24th Floor
              ----------------------------------------------
              New York, NY 10019
              ----------------------------------------------
              Form 13F File Number:  028-14660
              ----------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald Kerner
              -----------------------------------------------
Title:        General Counsel
              -----------------------------------------------
Phone:        212-830-6500
              -----------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Gerald Kerner                New York, NY                11/14/12
----------------------           -------------------           ----------
 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                --------------
Form 13F Information Table Entry Total:              45
                                                --------------
Form 13F Information Table Value Total:            $ 1,819,743  (thousands)
                                                --------------

List of Other Included Managers:                     NONE


Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

Abbott Laboratories         COM               002824100      45,627    665,500 SH       DEFINED             665,500
American Tower Corp.        COM               03027X100      15,120    211,800 SH       DEFINED             211,800
BB&T Corp                   COM               054937107      14,541    438,500 SH       DEFINED             438,500
Biogen Idec Inc.            COM               09062X103      30,096    201,700 SH       DEFINED             201,700
Cheniere Energy Inc.        COM               16411R208      41,427  2,664,122 SH       DEFINED           2,664,122
Chevron Corp                COM               166764100      88,411    758,500 SH       DEFINED             758,500
Comerica Inc.               COM               200340107      14,283    460,000 SH       DEFINED             460,000
Crown Castle Int'l Corp.    COM               228227104      15,128    236,000 SH       DEFINED             236,000
D.R. Horton Inc.            COM               23331A109     111,705  5,412,080 SH       DEFINED           5,412,080
DISH Network Corp.          CL A              25470M109      19,499    637,000 SH       DEFINED             637,000
Elan Corp                   ADR               284131208      34,467  3,215,180 SH       DEFINED           3,215,180
Exxon Mobil Corp            COM               30231G102     123,137  1,346,500 SH       DEFINED           1,346,500
Fifth Third Bancorp         COM               316773100      14,730    950,000 SH       DEFINED             950,000
Gilead Sciences Inc.        COM               375558103      27,991    422,000 SH       DEFINED             422,000
Google Inc.                 CL A              38259P508      62,435     82,750 SH       DEFINED              82,750
HCA Holdings Inc.           COM               40412C101      20,416    614,000 SH       DEFINED             614,000
Halliburton Co              COM               406216101      35,459  1,052,500 SH       DEFINED           1,052,500
Incyte Corp                 COM               45337C102      30,089  1,667,000 SH       DEFINED           1,667,000
IShares MSCI Emg Mkt Idx    MSCI EMERG MKT    464287234      49,997  1,210,000 SH       DEFINED           1,210,000
Itau Unibanco Hldg SA       SPON ADR REP PFD  465562106      18,076  1,183,000 SH       DEFINED           1,183,000
KeyCorp                     COM               493267108      23,336  2,670,000 SH       DEFINED           2,670,000
Kraft Foods Inc.            CL A              50075N104      54,375  1,315,000 SH       DEFINED           1,315,000
Lennar Corp                 CL A              526057104     121,827  3,503,808 SH       DEFINED           3,503,808
Eli Lilly & Co              COM               532457108      83,773  1,767,000 SH       DEFINED           1,767,000
Marathon Oil Corp           COM               565849106      21,394    723,500 SH       DEFINED             723,500
Merck & Co.                 COM               58933Y105      87,066  1,930,500 SH       DEFINED           1,930,500
Parker Hannifin Corp.       COM               701094104      25,325    303,000 SH       DEFINED             303,000
Pfizer Inc.                 COM               717081103      84,987  3,420,000 SH       DEFINED           3,420,000
Pioneer Natural Res Co      COM               723787107      26,048    249,500 SH       DEFINED             249,500
Plains Expl'n & Prod'n Co   COM               726505100      24,356    650,000 SH       DEFINED             650,000
PulteGroup Inc.             COM               745867101      15,283    986,000 SH       DEFINED             986,000
Resolute Forest Prods       COM               76117W109       5,330    410,000 SH       DEFINED             410,000
SBA Comms Corp              COM               78388J106      10,473    166,500 SH       DEFINED             166,500
SunTrust Banks Inc.         COM               867914103      51,579  1,824,500 SH       DEFINED           1,824,500
Target Corp                 COM               87612E106      77,306  1,218,000 SH       DEFINED           1,218,000
Tenet Healthcare Corp       COM               88033G407       6,270  1,000,000 SH       DEFINED           1,000,000
Tesoro Corp                 COM               881609101      11,774    281,000 SH       DEFINED             281,000
Time Warner Inc.            COM               887317303      56,209  1,240,000 SH       DEFINED           1,240,000
Toll Brothers Inc.          COM               889478103      28,777    866,000 SH       DEFINED             866,000
Valero Energy Corp          COM               91913Y100      27,166    857,500 SH       DEFINED             857,500
Vertex Pharms Inc           COM               92532F100      12,507    223,786 SH       DEFINED             223,786
Wells Fargo & Co            COM               949746101      83,614  2,421,500 SH       DEFINED           2,421,500
Arcos Dorados Hldgs Inc.    SHS CL A          G0457F107      16,433  1,065,000 SH       DEFINED           1,065,000
Noble Corp                  NAMEN - AKT       H5833N103      44,993  1,257,500 SH       DEFINED           1,257,500
Tronox Limited              SHS CL A          Q9235V101       6,908    305,000 SH       DEFINED             305,000

Grand Total                                               1,819,743

